Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Disaggregates Revenue by Timing of Goods and Services
The following table disaggregates revenue by timing of transfer of goods or services:

	Years Ended December 31,
	2021	2020
	(in thousands)
Transferred over time	$49,610	$10,045
Transferred at a point in time	1,242	24,790

Total Revenue	$50,852	$34,835

Summary of Changes in Contract Liabilities	The following table summarizes changes in contract liabilities during the year ended December 31, 2021:

Contract Liabilities
(in thousands)
Contract liabilities at December 31, 2020	$22,331

Additions to contract liabilities during the period	35,760
Provision for contract losses	8,465
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(21,957)
Amounts added to contract liabilities during the period	(25,383)

Contract liabilities at December 31, 2021	$19,216